DEBT (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended																								12 Months Ended							12 Months Ended																													12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Operating Segments CAD	Dec. 31, 2012 Liquids Pipelines CAD	Dec. 31, 2011 Liquids Pipelines CAD	Dec. 31, 2010 Liquids Pipelines CAD	Dec. 31, 2012 Gas Distribution CAD	Dec. 31, 2011 Gas Distribution CAD	Dec. 31, 2010 Gas Distribution CAD	Dec. 31, 2012 Sponsored Investments CAD	Dec. 31, 2011 Sponsored Investments CAD	Dec. 31, 2010 Sponsored Investments CAD	Dec. 31, 2012 Corporate CAD	Dec. 31, 2011 Corporate CAD	Dec. 31, 2010 Corporate CAD	Dec. 31, 2012 Debentures Liquids Pipelines CAD	Dec. 31, 2011 Debentures Liquids Pipelines CAD	Dec. 31, 2012 Debentures Gas Distribution CAD	Dec. 31, 2011 Debentures Gas Distribution CAD	Dec. 31, 2012 Medium-term notes Liquids Pipelines CAD	Dec. 31, 2011 Medium-term notes Liquids Pipelines CAD	Dec. 31, 2012 Medium-term notes Gas Distribution CAD	Dec. 31, 2011 Medium-term notes Gas Distribution CAD	Dec. 31, 2012 Medium-term notes Sponsored Investments CAD	Dec. 31, 2011 Medium-term notes Sponsored Investments CAD	Dec. 31, 2012 Medium-term notes Corporate CAD	Dec. 31, 2011 Medium-term notes Corporate CAD	Dec. 31, 2012 Southern Lights project financing CAD	Dec. 31, 2011 Southern Lights project financing CAD	Dec. 31, 2010 Southern Lights project financing CAD	Dec. 31, 2012 Southern Lights project financing Liquids Pipelines USD ($)	Dec. 31, 2012 Southern Lights project financing Liquids Pipelines CAD	Dec. 31, 2011 Southern Lights project financing Liquids Pipelines USD ($)	Dec. 31, 2011 Southern Lights project financing Liquids Pipelines CAD	Dec. 31, 2012 Commercial paper and credit facility draws CAD	Dec. 31, 2011 Commercial paper and credit facility draws CAD	Dec. 31, 2010 Commercial paper and credit facility draws CAD	Dec. 31, 2012 Commercial paper and credit facility draws Liquids Pipelines CAD	Dec. 31, 2011 Commercial paper and credit facility draws Liquids Pipelines CAD	Dec. 31, 2012 Commercial paper and credit facility draws Gas Distribution CAD	Dec. 31, 2011 Commercial paper and credit facility draws Gas Distribution CAD	Dec. 31, 2012 Commercial paper and credit facility draws Sponsored Investments USD ($)	Dec. 31, 2012 Commercial paper and credit facility draws Sponsored Investments CAD	Dec. 31, 2011 Commercial paper and credit facility draws Sponsored Investments USD ($)	Dec. 31, 2011 Commercial paper and credit facility draws Sponsored Investments CAD	Dec. 31, 2012 Commercial paper and credit facility draws Corporate USD ($)	Dec. 31, 2012 Commercial paper and credit facility draws Corporate CAD	Dec. 31, 2011 Commercial paper and credit facility draws Corporate USD ($)	Dec. 31, 2011 Commercial paper and credit facility draws Corporate CAD	Dec. 31, 2012 Other Liquids Pipelines CAD	Dec. 31, 2011 Other Liquids Pipelines CAD	Dec. 31, 2012 Junior subordinated notes Sponsored Investments USD ($)	Dec. 31, 2012 Junior subordinated notes Sponsored Investments CAD	Dec. 31, 2011 Junior subordinated notes Sponsored Investments USD ($)	Dec. 31, 2011 Junior subordinated notes Sponsored Investments CAD	Dec. 31, 2012 Senior notes Sponsored Investments USD ($)	Dec. 31, 2012 Senior notes Sponsored Investments CAD	Dec. 31, 2011 Senior notes Sponsored Investments USD ($)	Dec. 31, 2011 Senior notes Sponsored Investments CAD	Dec. 31, 2012 United States dollar term notes Corporate USD ($)	Dec. 31, 2012 United States dollar term notes Corporate CAD	Dec. 31, 2011 United States dollar term notes Corporate USD ($)	Dec. 31, 2011 United States dollar term notes Corporate CAD	Dec. 31, 2012 Debentures and term notes CAD	Dec. 31, 2011 Debentures and term notes CAD	Dec. 31, 2010 Debentures and term notes CAD	Dec. 31, 2012 Letters of credit CAD
DEBT
Weighted Average Interest Rate (as a percent)																	8.20%		9.90%		4.90%		5.50%		3.80%		4.50%					2.70%	2.70%																				8.10%	8.10%			6.20%	6.20%			5.50%	5.50%
Total debt	21,438	20,153															200	200	85	85	2,435	2,435	2,295	2,295	1,615	415	4,268	3,518					1,413		1,449				25	26	590	556		1,405		540		1,488		2,785	12	13	$ 400	398	$ 400	406	$ 4,150	4,129	$ 4,250	4,322	$ 1,100	1,094	$ 1,100	1,119
Current maturities	(652)	(354)
Short-term borrowings	(583)	(548)
Weighted average interest rate (as a percent)	1.10%	1.10%
Long-term debt	20,203	19,251																																		2,925	3,359
Other - Primarily debt discount	(14)	(11)
Portion of carrying value of debt instrument																																	357		360									250		260		1,140		1,655
Portion of carrying value of debt instrument converted in US dollar																																1,061		1,071									1,160		275		350		1,111
Debenture and term note maturities
2013																																																																	649
2014																																																																	1,287
2015																																																																	908
2016																																																																	998
2017																																																																	1,321
Thereafter																																																																	11,356
Expected interest obligation on debentures and term notes
2013																																																																	997
2014																																																																	976
2015																																																																	926
2016																																																																	901
2017																																																																	826
INTEREST EXPENSE
Interest expense on debt																													38	38	37					33	74	66																											986	891	835
Capitalized	(216)	(75)	(73)
Interest expense incurred	841	928	865		250	256	224	164	166	179	397	350	280	(21)	100	131
CREDIT FACILITIES
Total Facilities	14,766			13,282	300			712			3,162			9,108															1,484																																							60
Draws	5,209			3,780	25			590			1,645			1,520															1,429
Available	9,557			9,502	275			122			1,517			7,588															55
Amount of demand facilities with no maturity date	35
Weighted average standby fee (as a percent)	0.20%